Victory Pioneer Fundamental Growth Fund Expense Example, No Redemption - Victory Pioneer Fundamental Growth Fund - Class C	Aug. 01, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 175
Expense Example, No Redemption, 3 Years	542
Expense Example, No Redemption, 5 Years	938
Expense Example, No Redemption, 10 Years	$ 2,046